Prepaid Expenses and Deposits (Tables)	12 Months Ended
Feb. 28, 2013
Schedule of Prepaid Expenses and Deposits [Table Text Block]
	2013	2012
Slotting fees	$112,625	$29,354
Insurance premiums	72,093	61,459
Rental deposits and other	122,439	82,837
	$307,157	$173,650